Note 4 - Loans - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Principal amount	$ 2,442,204		$ 2,096,308	$ 1,824,303
Allowance for credit losses	(1,533)		(1,453)	(1,636)
Accrued interest	9,605		8,195	7,109
Total loans, net of allowance for credit losses	2,450,276		2,103,050	1,829,776
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Principal amount	1,610,336		1,279,576	1,067,135
Allowance for credit losses	(40)	$ (36)	(45)	(49)	$ (72)	$ (137)
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Principal amount	782,274		757,576	686,909
Allowance for credit losses	(419)	(370)	(275)	(238)	(207)	(215)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Principal amount	14,065		26,569	34,897
Allowance for credit losses	(1,049)	(1,045)	(1,114)	(1,308)	(1,513)	(1,366)
Public sector and other financing [member]
Statement Line Items [Line Items]
Principal amount	35,529		32,587	35,362
Allowance for credit losses	$ (25)	$ (4)	$ (19)	$ (41)	$ (40)	$ (57)